Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($)	Sep. 04, 2018	Aug. 14, 2018
Subsequent Event [Line Items]
Cash distributions paid in the period per unit		$ 0.52
Vessels [Member] | Term Loan Refinancing [Member]
Subsequent Event [Line Items]
Senior secured credit facility	$ 320,000,000
Vessels [Member] | Revolving Credit facility Refinancing [Member]
Subsequent Event [Line Items]
Senior secured credit facility	35,000,000
Vessels [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Senior secured credit facility	$ 55,000,000
Debt instrument, maturity date	Sep. 30, 2023
Percentage of commitment fee	0.85%
Vessels [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Senior secured credit facility	$ 320,000,000
Balloon payment to be paid	$ 177,000,000
Vessels [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Long term debt interest rate description	LIBOR plus a margin of 2.125%
Debt instrument, stated percentage	2.125%
Vessels [Member] | London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Long term debt interest rate description	LIBOR plus a margin of 2.125%
Debt instrument, stated percentage	2.125%
Series A Preferred Unit [Member]
Subsequent Event [Line Items]
Cash distributions		$ 1,800,000
Cash distribution paid date		Aug. 14, 2018